Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Profit	€ 51.2	€ 62.6	€ 100.5	€ 110.0
Taxation	13.9	16.4	28.3	33.8
Net financing costs	35.1	16.5	75.4	28.5
Depreciation & amortization	16.8	16.9	33.6	34.7
EBITDA	117.0	112.4	237.8	207.0
Exceptional items	4.3	4.2	15.1	24.8
Material reconciling items
Disclosure of operating segments [line items]
Acquisition purchase price adjustments	0.0	0.0	2.3	0.0
Exceptional items	4.3	4.2	15.1	24.8
Other add-backs	1.8	2.2	5.4	6.9
Adjusted EBITDA	€ 123.1	€ 118.8	€ 260.6	€ 238.7